FORM 13F HOLDINGS REPORT


13F-HR
07/08/2011FRANCIS M.REPS
0001073402
7j@eeabd
REPS FRANCIS M.
1


FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com


13F-HR
Form 13F Holdings Report

UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549



FORM 13F


FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    une 30th, 2011



Check here if amendment  [ ];   Amendment Number
This amendment (check only one) :  [  ]  is a restatement
                                   [   ]  adds new holdings entries


Institutional Investment Manager filing this report:

Name:                  Francis M. Reps
Address:               P.O.Box 5727, Bellingham, WA 98227-5727


13F File Number:    28-7362

The institutional investment manager filing this report
And the person by who it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:       Fran Younger
Title:      Assistant
Phone:      805-545-7712

Signature, place and date of signing:

Fran Younger              San Luis Obispo, CA       July 8th,2011
Report type (check only one):

[ X   ]    13F HOLDINGS REPORT
[     ]    13F NOTICE
[     ]    13F COMBINATION REPORT


List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F HOLDINGS REPORTREPORT SUMMARY

Number of Other Included Managers:                   0

Form 13F Table Entry Total:                           1

Form 13F Table Information Value Total:       $68,401,069.57

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/SH/PRN
INVESTMT OTHER
VOTING AUTHORITY
SOLE/SHARED/NONE


(X$1000)

PRN AM
DSCRETN MGRS













CONCHO RESOURCE   COM   20605P101    597    6500   SH   SOLE    6500
ENERPLUS RESOURCE COM   29274D604  28541  903200   SH   SOLE  903200
EXXON MOBILE      COM 	30231G102   8715  107089   SH   SOLE  107089
NEWMONT MINING    COM   651639106  10556  195600   SH   SOLE  195600
PENGROWTH ENERGY  COM    70690210   6994  556000   SH   SOLE  556000
PERMIAN BASIN	  COM	714236106   4609  213000   SH   SOLE  213000
SAN JUAN ROYALTY  COM   798241105   5904  245000   SH   SOLE  245000
TRANZANIAN ROYALT COM	87600U104   2482  379000   SH   SOLE  379000